Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Revenue by Major Revenue	The Company’s CODM evaluates performance based on each reporting segment’s revenues, costs of revenues and gross (loss) profit. Revenues, cost of revenues and gross (loss) profits by segment are presented below. Separate financial information of operating income by segment is not available.
	For the years ended December 31,
REVENUES, NET	2023	2022	2021
Graphite anode business	$44,384,004	$37,580,677	$-
Peer-to-peer knowledge sharing and enterprise business	666,401	544,991	7,409,272
Member services	-	106,724	498,330
Enterprise services
-Comprehensive tailored services	10,784	153,658	1,433,847
-Sponsorship advertising services	-	-	1,734,390
-Consulting services	471,978	9,645	1,583,583
Online services	7,827	2,100	40,391
Other revenues	175,812	272,864	2,118,731
Revenues, net	$45,050,405	$38,125,668	$7,409,272
	For the years ended December 31,
COST OF REVENUES	2023	2022	2021
Graphite anode business	$57,172,626	$35,586,544	$-
Peer-to-peer knowledge sharing and enterprise business	281,030	3,889,502	3,886,654
Member services	-	591,000	99,013
Enterprise services
-Comprehensive tailored services	12,444	294,759	157,563
-Sponsorship advertising services	-	-	34,041
-Consulting services	198,799	218,719	733,266
Online services	20,002	66,403	798,010
Other revenues	49,785	2,718,621	2,064,761
Cost of revenues	$57,453,656	$39,476,046	$3,886,654
	For the years ended December 31,
GROSS (LOSS) PROFIT	2023	2022	2021
Graphite anode business	$(12,788,622)	$1,994,133	$-
Peer-to-peer knowledge sharing and enterprise business	385,371	(3,344,511)	3,522,618
Member services	-	(484,276)	399,317
Enterprise services	271,519
-Comprehensive tailored services	(1,660)	(141,101)	1,276,284
-Sponsorship advertising services	-	-	1,700,349
-Consulting services	273,179	(209,074)	850,317
Online services	(12,175)	(64,303)	(757,619)
Other revenues	126,027	(2,445,757)	53,970
Gross (loss) profit	$(12,403,251)	$(1,350,378)	$3,522,618